PROVISIONS AND CONTINGENT LIABILITIES - Changes in provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ (37,570,270)
Ending Balance	(34,317,259)	[1]	$ (37,570,270)
Stage 3
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	(1,318,452)
Ending Balance	(566,597)		(1,318,452)
Stage 3 | Allowance for loans, advances, and lease losses
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	843,307
Ending Balance	665,140		843,307
Financial guarantees and loan commitments | Allowance for loans, advances, and lease losses
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	301,422		254,619
Reclassification to liabilities related to investments in subsidiaries held for sale	(35,219)
Provisions recognized during the period	133,047		170,305
Provisions reversed during the period	(148,189)		(136,287)
Translation adjustment	(13,559)		12,785
Ending Balance	237,502		301,422
Financial guarantees and loan commitments | Stage 1 | Allowance for loans, advances, and lease losses
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	156,056		158,337
Transfers	20,656		5,186
Transfer to stage 1	29,755		12,161
Transfer to stage 2	(5,634)		(4,383)
Transfer to stage 3	(3,465)		(2,592)
Reclassification to liabilities related to investments in subsidiaries held for sale	(13,784)
Provisions recognized during the period	63,517		74,787
Provisions reversed during the period	(100,991)		(91,105)
Translation adjustment	(8,297)		8,851
Ending Balance	117,157		156,056
Financial guarantees and loan commitments | Stage 2 | Allowance for loans, advances, and lease losses
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	78,380		45,058
Transfers	(9,867)		4,587
Transfer to stage 1	(20,164)		(6,950)
Transfer to stage 2	14,210		14,688
Transfer to stage 3	(3,913)		(3,151)
Reclassification to liabilities related to investments in subsidiaries held for sale	(21,048)
Provisions recognized during the period	26,002		51,131
Provisions reversed during the period	(23,973)		(26,271)
Translation adjustment	(5,194)		3,875
Ending Balance	44,300		78,380
Financial guarantees and loan commitments | Stage 3 | Allowance for loans, advances, and lease losses
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	66,986		51,224
Transfers	(10,789)		(9,773)
Transfer to stage 1	(9,591)		(5,211)
Transfer to stage 2	(8,576)		(10,305)
Transfer to stage 3	7,378		5,743
Reclassification to liabilities related to investments in subsidiaries held for sale	(387)
Provisions recognized during the period	43,528		44,387
Provisions reversed during the period	(23,225)		(18,911)
Translation adjustment	(68)		59
Ending Balance	$ 76,045		$ 66,986

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.